PGIM S&P 500 Buffer 20 ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.3%
Affiliated Mutual Fund 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $139,114)(wb)	139,114	$139,114
Options Purchased*~ 103.8%
(cost $29,562,627)		29,561,070

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $29,701,741)		29,700,184
Options Written*~ (4.5)%
(premiums received $1,296,834)		(1,298,418)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $28,404,907)		28,401,766
Other assets in excess of liabilities 0.2%		66,186

Net Assets 100.0%		$28,467,952

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/30/27	$7.47		382		38	$28,037,272
State Street SPDR S&P 500 ETF Trust	Put	07/30/27	$747.03		382		38	1,523,798
Total Options Purchased (cost $29,562,627)								$29,561,070
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/30/27	$838.02		382		38	$(799,144)
State Street SPDR S&P 500 ETF Trust	Put	07/30/27	$597.62		382		38	(499,274)
Total Options Written (premiums received $1,296,834)								$(1,298,418)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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